Nature of business (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 21, 2016 USD ($) $ / shares shares	Dec. 31, 2018 segment shares	Dec. 31, 2017 segment shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
Number of operating segments | segment		3	6
Proceeds from issuance initial public offering | $	$ 131.6
Common Stock
Class of Stock [Line Items]
Issuance of common shares in initial public offering (in shares) | shares	5,957,447	666,588	1,407,758	5,994,012
Share price (in dollars per share) | $ / shares	$ 23.50